Note 12 - Changes in fair value of financial assets attributable to movements in counterparty credit risk (Detail) - Changes in fair value of of financial assets attributable to movements in couterparty credit risk [Member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in fair value of financial assets attributable to movements in couterparty credit risk [line items]
Notional value of financial assets exposed to credit risk	€ 0	€ 0
Annual change in the fair value reflected in the Statement of Income	0	0
Cumulative change in the fair value	0	0
Notional of credit derivatives used to mitigate credit risk	0	0
Annual change in the fair value reflected in the Statement of Income	0	0
Cumulative change in the fair value	€ 0	€ 0